Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

CULP, INC. EMPLOYEES’ RETIREMENT BUILDER PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN: 56-1001967

PLAN NUMBER: 001

December 31, 2025

(a)	(b) Borrower, Lessor or Similar Party	(c) Description of Investment		(d) Cost **	Current Value
	MFS Moderate Allocation Fund	311,010	units	—	6,189,101
	Franklin Dynatech Fund	32,014	units	—	5,963,476
	MFS Value Fund	96,199	units	—	4,807,064
	MFS Total Return Fund	219,183	units	—	4,217,073
	MFS Growth Allocation Fund	117,547	units	—	2,965,705
	Invesco Stable Value Trust Fund	2,973,527	units	—	2,973,527
	MFS Core Equity Fund	54,516	units	—	2,723,060
	MFS Aggressive Growth Allocation Fund	85,673	units	—	2,712,405
	MFS International Diversification Fund	68,243	units	—	1,870,543
	T. Rowe Price Retirement 2035 Fund	152,154	units	—	1,850,636
	American Century Mid Cap Value Fund	115,244	units	—	1,697,550
	JP Morgan Small Cap Growth Fund	74,941	units	—	1,313,721
	T. Rowe Price Retirement 2045 Fund	98,589	units	—	1,228,367
	T. Rowe Price Retirement 2030 Fund	88,865	units	—	1,062,583
	Pioneer Bond Fund	123,493	units	—	1,054,627
	MFS Conservative Allocation Fund	51,251	units	—	858,963
	DWS RREEF Real Estate Securities Fund	36,584	units	—	773,019
	T. Rowe Price Retirement 2055 Fund	61,032	units	—	763,963
	MFS Corporate Bond Fund	53,314	units	—	669,095
	T. Rowe Price Retirement 2040 Fund	47,495	units	—	585,249
	Lord Abbett Bond Debenture Fund	74,574	units	—	542,156
	T. Rowe Price Retirement 2060 Fund	41,929	units	—	524,842
	T. Rowe Price Retirement 2050 Fund	40,793	units	—	509,941
	T. Rowe Price Retirement 2015 Fund	42,217	units	—	493,190
	T. Rowe Price Retirement 2025 Fund	29,144	units	—	343,781
	T. Rowe Price Retirement 2020 Fund	132	units	—	1,550
	Fidelity Colchester Street Trust Government Portfolio	32,578	units	—	32,578
*	Culp, Inc. Common Stock	207,640	units	—	739,327
					$49,467,092

*Indicates party-in-interest.

**Cost information omitted for participant-directed investments.